Shearman & Sterling LLP

January 30, 2018

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Miller/Howard High Income Equity Fund (the “Fund”) File Nos.: 333-220004 and 811-22553 Post-Effective Amendment No. 2 to the Registration Statement on Form N-2

Request for Selective Review

Dear Sir or Madam:

We have filed the above referenced post-effective amendment (the “Amendment”) under the Securities Act of 1933.  On behalf of the Fund, we request selective review of the Amendment under the Securities Act Release No. 6510.

We represent that the changes made are all ordinary course updates, except that we are updating:
•	information pertaining to the Fund’s share price and shares outstanding as of December 29, 2017;
•	the “Summary of Fund Expenses” and expense example starting on page 32 of the Prospectus;
•	the “Financial Highlights” starting on page 33 of the Prospectus;
•	the “Trading and Net Asset Value Information” starting on page 34 of the Prospectus;
•	the discussion under “Credit Facility” starting on page 47 of the Prospectus;
•	information pertaining to Investment Adviser assets under management;
•	disclosure pertaining to principal shareholders on page 9 of the Statement of Additional Information;
•	the information under “Compensation of Trustees” on page 9 of the Statement of Additional Information;
•	disclosure under “Portfolio Managers” starting on page 9 of the Statement of Additional Information; and
•	updating information pertaining to brokerage commissions and investment advisory fees paid by the Fund in the Statement of Additional Information.

If you have any questions concerning the foregoing, please contact Thomas Majewski, counsel to the Trust, at (212) 848‑7182.

Sincerely,

/s/ Thomas M. Majewski
Thomas M. Majewski